Cover	May 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2026
Entity File Number	001-43181
Entity Registrant Name	21SHARES POLKADOT ETF
Entity Central Index Key	0002054247
Entity Tax Identification Number	33-6490872
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	158 W. 27th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	370-6016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest of 21Shares Polkadot ETF
Trading Symbol	TDOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false